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                                              December 8, 2006



VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re: Met Investors Series Trust (File No. 811-10183; CIK: 0001126087) Preliminary Information Statement on Schedule 14C


Ladies and Gentlemen:

         Enclosed for filing electronically is the preliminary information statement on Schedule 14C for the Van Kampen Mid-Cap Growth Portfolio (the "Portfolio") of the Met Investors Series Trust (the "Trust"). This information statement relates to the appointment of Morgan Stanley Investment Management, Inc. (dba Van Kampen) as the Portfolio's adviser and is being sent to contract owners as a condition of the Trust's multi-manager exemptive order. The information statement is expected to be mailed to contract owners on or about December 21, 2006.

         No fee is due in connection with this filing.

         Any questions or comments with respect to this filing may be directed to the undersigned at (212) 660-3018.

                                   Sincerely,

                                   /s/ J. Christophe Leitz
                                  -------------------------
                                   J. Christophe Leitz

Enclosure

cc:  Elizabeth M. Forget
     Robert N. Hickey, Esq.